Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash		€ 472	€ 1,077	€ 1,361
Cash equivalents		9,843	9,196	7,787
Cash and cash equivalents	[1]	€ 10,315	€ 10,273	€ 9,148	€ 7,341

[1]	For 2015 and 2016, cash flows of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations). For 2017, all of the cash flows generated from the exchange of the Animal Health business for the Consumer Healthcare business of Boehringer Ingelheim (BI) are described in note (i) below.